Restricted Net Asset - Additional Information (Detail) - CHINA ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restricted Assets Net [Line Items]
Percentage of statutory general reserve after tax income	10.00%
Percentage of general reserve threshold to equity	50.00%
Restricted net assets	¥ 308,341